Morgan Stanley Fund of Funds
LETTER TO THE SHAREHOLDERS / / MARCH 31, 2003

Dear Shareholder:
This semiannual report to shareholders of Morgan Stanley Fund of Funds (Domestic Portfolio and International Portfolio) covers the six-month period ended
March 31, 2003.

Domestic Portfolio
Under the weight of terrorism, corporate scandals and anemic economic growth, the Standard & Poor's 500 Index (S&P 500) posted a new low in October 2002, marking the longest and deepest bear market in the post-World War II period. In the months that followed, stocks surged, only to falter as war became more likely in the Middle East. In counterstep to falling stocks and a weakening U.S. dollar, oil prices spiked. The uncertainty engendered by the impending war began to affect the real economy as well, halting the recovery that had once appeared to be on its way. In the fourth quarter of 2002, gross domestic product posted a disappointing 1.4 percent growth. Lagging indicators such as unemployment claims continued to deteriorate. By March even the forward-looking indicators had again turned down. The Institute of Supply Management's index for manufacturing dipped below 50 in March, suggesting that this sector was contracting. But the environment began to change dramatically when war began in the Middle East and the United States appeared to be successful: the markets rallied, the dollar regained lost ground and oil prices receded. Within a few weeks, consumer confidence began to rebound and retail sales surged.

Performance and Portfolio Strategy
For the six-month period ended March 31, 2003, Morgan Stanley Fund of Funds Domestic Portfolio's Class A, B, C and D shares returned 3.59 percent,
3.17 percent, 3.17 percent and 3.73 percent, respectively, versus 5.03 percent for the S&P 500(1). THE PERFORMANCE OF THE PORTFOLIO'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. TOTAL RETURN FIGURES GIVEN ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, PERFORMANCE WOULD BE LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

The Portfolio is carefully diversified across a large cross-section of Morgan Stanley Funds and will over- and underweight various sectors as the market warrants. The Fund benefited from an overweighted position in technology and large-cap growth fund shares during the period. Its investments in small-cap growth funds, on the other hand, hampered performance. The Fund was also hindered by its weighting in funds investing

----------------
(1) The Standard & Poor's 500 Index (S&P 500-Registered Trademark-) is a broad-based index the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Fund of Funds
LETTER TO THE SHAREHOLDERS / / MARCH 31, 2003 CONTINUED

in the health-care and financial sectors, as well as other value equities. The Fund remained fully invested throughout the period.

Looking Ahead
For much of the period, the markets were weighed down by the impending war in the Middle East. But as peace settled on the region, equities rallied significantly and the economy appeared to regain its footing. We expect this trend to continue as confidence returns to markets, consumers and businesses alike. High-beta growth stocks were the leaders during the latest rally. We expect them to continue to outperform in the near future as businesses restart their capital spending programs in the wake of the war. But technology's lead may slow as time passes, giving way to value.

International Portfolio
The international markets largely followed the lead of U.S. markets during the period. Stocks rallied strongly off the October 2002 low, then began to sag in early 2003. Equities around the world went into a final plunge just before war broke out in the Middle East, but the international markets dropped even further. Over the period, the MSCI Europe Index declined 0.3 percent in U.S. dollar terms. This drop was mitigated by a strengthening euro; in local currencies the index fell 6.2 percent. One of the steepest declines was in Asia, where the outbreak of the SARS virus and political tensions in North Korea exacerbated the broader trends hurting other markets. The MSCI Far East index plummeted 12.8 percent in U.S. dollars for the period. The Pacific index fared somewhat better during the same time frame, declining 9.4 percent. The strongest regional performance was in Latin America. The MSCI Latin America index shot up
18.5 percent from September to March.

Performance and Portfolio Strategy
For the six-month period ended March 31, 2003, Morgan Stanley Fund of Funds International Portfolio's Class A, B, C and D shares returned -5.48 percent, -5.76 percent, -5.74 percent and -5.31 percent, respectively, versus
-2.29 percent for the MSCI EAFE Index.(2) THE PERFORMANCE OF THE PORTFOLIO'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. TOTAL RETURN FIGURES GIVEN ASSUME THE REINVESTMENT OF ALL

----------------
(2) The Morgan Stanley Capital International (MSCI) EAFE Index measures the performance of a diverse range of global stock markets within Europe, Australia and the Far East. The performance of the Index is listed in U.S. dollars and assumes reinvestment of net dividends. "Net dividends" reflects a reduction in dividends after taking into account withholding of taxes by certain foreign countries represented in the Index. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.

Morgan Stanley Fund of Funds
LETTER TO THE SHAREHOLDERS / / MARCH 31, 2003 CONTINUED

DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. IF SALES CHARGES WERE INCLUDED, PERFORMANCE WOULD BE LOWER. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

Performance was hampered by the Fund's position in funds that invest in Japan, which underperformed other international markets during the period. Europe, on the other hand, had relatively strong performance. During that same time period, U.S.-dollar returns were boosted by the continued depreciation of the dollar versus the euro. The Portfolio invests its assets among six Morgan Stanley international funds: European Growth Fund, International SmallCap Fund, International Value Equity Fund, Japan Fund, Latin American Growth Fund and Pacific Growth Fund.

Looking Ahead
Over the next year, we expect the global economy and international markets to continue to follow the lead of the United States, meaning a gradual improvement. We believe that currency movements and a global economic recovery have already begun to improve the international investment climate dramatically. After appreciating significantly over the past several years, the dollar weakened against the euro but has stabilized versus the yen. The U.S. dollar may continue to lose strength, meaning that returns from abroad would improve when translated from local currencies. In our opinion a longer-term rebound could be concentrated in Asia, where capital investment and deregulation could spur growth, much as those forces did in the United States in the latter half of the 1990s.

We appreciate your ongoing support of Morgan Stanley Fund of Funds and look forward to continuing to serve your investment needs.

Very truly yours,

[/S/ CHARLES A. FIUMEFREDDO]             [/S/ MITCHELL M. MERIN]
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT AND CEO

Morgan Stanley Fund of Funds -- Domestic Portfolio
FUND PERFORMANCE / / MARCH 31, 2003

                                     Average Annual Total Returns -- Period Ended March 31, 2003
 -----------------------------------------------------------------------------------------------------------------------------------
                         Class A Shares*                                                   Class B Shares **
 ----------------------------------------------------------------  -----------------------------------------------------------------
 1 Year                     (26.74)%(1)         (30.59)%(2)        1 Year                      (27.34)%(1)         (30.97)%(2)
 5 Years                     (3.88)%(1)          (4.91)%(2)        5 Years                      (4.62)%(1)          (4.92)%(2)
 Since Inception
  (11/25/97)                 (1.69)%(1)          (2.68)%(2)        Since Inception (11/25/97)   (2.42)%(1)          (2.57)%(2)

                         Class C Shares+                                                   Class D Shares++
 ----------------------------------------------------------------  -----------------------------------------------------------------
 1 Year                     (27.31)%(1)         (28.04)%(2)        1 Year                      (26.50)%(1)
 5 Years                     (4.51)%(1)          (4.51)%(2)        5 Years                      (3.64)%(1)
 Since Inception
  (11/25/97)                 (2.33)%(1)          (2.33)%(2)        Since Inception (11/25/97)   (1.45)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CDSC FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Fund of Funds -- International Portfolio
FUND PERFORMANCE / / MARCH 31, 2003

                                     Average Annual Total Returns -- Period Ended March 31, 2003
 -----------------------------------------------------------------------------------------------------------------------------------
                         Class A Shares*                                                   Class B Shares**
 ----------------------------------------------------------------  -----------------------------------------------------------------
 1 Year                     (25.74)%(1)         (29.63)%(2)        1 Year                      (26.21)%(1)         (29.90)%(2)
 5 Years                     (5.93)%(1)          (6.94)%(2)        5 Years                      (6.65)%(1)          (6.99)%(2)
 Since Inception
  (11/25/97)                 (4.34)%(1)          (5.31)%(2)        Since Inception (11/25/97)   (5.06)%(1)          (5.22)%(2)

                         Class C Shares+                                                   Class D Shares++
 ----------------------------------------------------------------  -----------------------------------------------------------------
 1 Year                     (26.44)%(1)         (27.17)%(2)        1 Year                      (25.50)%(1)
 5 Years                     (6.57)%(1)          (6.57)%(2)        5 Years                      (5.70)%(1)
 Since Inception
  (11/25/97)                 (4.99)%(1)          (4.99)%(2)        Since Inception (11/25/97)   (4.12)%(1)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.
---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CDSC FOR CLASS C IS 1.0% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D HAS NO SALES CHARGE.

Morgan Stanley Fund of Funds - Domestic
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003 (UNAUDITED)

NUMBER OF
 SHARES                                                                       VALUE

--------------------------------------------------------------------------------------

             Common Stocks (99.5%)
 116,461     Morgan Stanley Capital Opportunities Trust*.................  $ 1,048,146
  71,603     Morgan Stanley Convertible Securities Trust.................      960,198
  76,993     Morgan Stanley Developing Growth Securities Trust*..........    1,026,318
  66,401     Morgan Stanley Financial Services Trust.....................      735,723
 220,669     Morgan Stanley Growth Fund*.................................    2,109,592
 100,220     Morgan Stanley Health Sciences Trust........................    1,435,151
 143,418     Morgan Stanley Income Builder Fund..........................    1,242,004
 271,012     Morgan Stanley Information Fund*............................    1,837,461
 115,806     Morgan Stanley Market Leader Trust*.........................    1,214,802
 518,089     Morgan Stanley Nasdaq-100 Index Fund........................    3,041,183
 117,317     Morgan Stanley Next Generation Trust*.......................      611,222
 138,660     Morgan Stanley Special Growth Fund*.........................    1,372,738
 949,884     Morgan Stanley Technology Fund*.............................    1,833,276
 243,790     Morgan Stanley Value Fund*..................................    2,001,517
                                                                           -----------
             Total Common Stocks
              (COST $22,305,228).........................................   20,469,331
                                                                           -----------

PRINCIPAL
AMOUNT IN                                                          COUPON       MATURITY
THOUSANDS                                                           RATE          DATE
---------                                                          ------       --------

             Short-Term Investment (0.5%)
             Repurchase Agreement
  $113       Joint repurchase agreement account
             (dated 03/31/03; proceeds $113,004) (a)
             (COST $113,000)...................................    1.345%       04/01/03           113,000
                                                                                               -----------

        Total Investments
         (COST $22,418,228) (b)...........................      100.0%        20,582,331

        Liabilities in Excess of Other Assets.............        0.0             (5,161)
                                                                -----        -----------

        Net Assets........................................      100.0%       $20,577,170
                                                                =====        ===========

---------------------

  *   NON-INCOME PRODUCING SECURITY.
 (a)  COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $150,941 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,986,838, RESULTING IN NET UNREALIZED DEPRECIATION OF $1,835,897.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Fund of Funds - International
PORTFOLIO OF INVESTMENTS / / MARCH 31, 2003 (UNAUDITED)

NUMBER OF
  SHARES                                                                   VALUE

------------------------------------------------------------------------------------

            Common Stocks (99.8%)
3,035,392   Morgan Stanley European Growth Fund Inc.*.................  $32,175,153
  478,531   Morgan Stanley International SmallCap Fund*...............    3,789,963
  181,340   Morgan Stanley International Value Equity Fund............    1,454,344
2,159,184   Morgan Stanley Japan Fund*................................   10,472,043
   84,132   Morgan Stanley Latin American Growth Fund*................      649,503
  212,169   Morgan Stanley Pacific Growth Fund Inc.*..................    1,737,662
                                                                        -----------
            Total Common Stocks
             (COST $78,749,661).......................................   50,278,668
                                                                        -----------

            Total Investments
             (COST $78,749,661)(a).............................       99.8%      50,278,668

            Other Assets in Excess of Liabilities..............        0.2          111,188
                                                                     -----      -----------

            Net Assets.........................................      100.0%     $50,389,856
                                                                     =====      ===========

---------------------

  *   NON-INCOME PRODUCING SECURITY.
 (a) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $3,078 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $28,474,071, RESULTING IN NET UNREALIZED DEPRECIATION OF $28,470,993.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Fund of Funds
FINANCIAL STATEMENTS

Statements of Assets and Liabilities
MARCH 31, 2003 (UNAUDITED)

                                                                DOMESTIC    INTERNATIONAL
                                                              ------------  -------------
Assets:
Investments in securities, at value
 (cost $22,418,228 and $78,749,661, respectively)...........  $ 20,582,331  $ 50,278,668
Cash........................................................        20,909       --
Receivable for:
  Investments sold..........................................       --            406,328
  Shares of beneficial interest sold........................        22,837       112,972
Receivable from affiliate...................................        15,254         9,208
Prepaid expenses and other assets...........................        13,501        29,551
                                                              ------------  ------------
    Total Assets............................................    20,654,832    50,836,727
                                                              ------------  ------------
Liabilities:
Payable for:
  Shares of beneficial interest redeemed....................        32,055       101,058
  Distribution fee..........................................        17,044        17,029
  Payable to bank...........................................       --            291,737
Accrued expenses and other payables.........................        28,563        37,047
                                                              ------------  ------------
    Total Liabilities.......................................        77,662       446,871
                                                              ------------  ------------
    Net Assets..............................................  $ 20,577,170  $ 50,389,856
                                                              ============  ============
Composition of Net Assets:
Paid-in-capital.............................................  $ 33,157,208  $100,332,960
Net unrealized depreciation.................................    (1,835,897)  (28,470,993)
Net investment loss.........................................       (63,008)      (79,937)
Accumulated net realized loss...............................   (10,681,133)  (21,392,174)
                                                              ------------  ------------
    Net Assets..............................................  $ 20,577,170  $ 50,389,856
                                                              ============  ============
Class A Shares:
Net Assets..................................................      $883,363    $1,201,398
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...       127,460       169,851
    Net Asset Value Per Share...............................         $6.93         $7.07
                                                              ============  ============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE).........  $       7.31  $       7.46
                                                              ============  ============
Class B Shares:
Net Assets..................................................   $17,721,934   $17,455,228
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...     2,594,025     2,541,921
    Net Asset Value Per Share...............................  $       6.83  $       6.87
                                                              ============  ============
Class C Shares:
Net Assets..................................................    $1,915,834    $1,523,122
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...       280,207       220,895
    Net Asset Value Per Share...............................  $       6.84  $       6.90
                                                              ============  ============
Class D Shares:
Net Assets..................................................       $56,039   $30,210,108
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...         8,056     4,239,134
    Net Asset Value Per Share...............................  $       6.96  $       7.13
                                                              ============  ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Fund of Funds
FINANCIAL STATEMENTS CONTINUED

Statements of Operations

FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED)

                                           DOMESTIC    INTERNATIONAL
                                          -----------  -------------
Net Investment Loss:
Income
Dividends...............................  $    41,678   $    20,780
Interest................................        1,424        11,636
                                          -----------   -----------
    Total Income........................       43,102        32,416
                                          -----------   -----------
Expenses
Distribution fee (Class A shares).......        1,058         2,735
Distribution fee (Class B shares).......       94,407       100,381
Distribution fee (Class C shares).......       10,645         9,237
Transfer agent fees and expenses........       26,117        59,632
Shareholder reports and notices.........       10,402        27,608
Professional fees.......................       12,692        12,910
Organizational expenses.................          766           766
Other...................................        1,680         3,784
                                          -----------   -----------
    Total Expenses......................      157,767       217,053

Less: amounts waived/reimbursed.........      (51,657)     (104,700)
                                          -----------   -----------

    Net Expenses........................      106,110       112,353
                                          -----------   -----------

    Net Investment Loss.................      (63,008)      (79,937)
                                          -----------   -----------

Net Realized and Unrealized Gain (Loss)
Net realized loss.......................   (3,253,676)   (6,269,399)
Capital gain distributions received.....        8,914       --
                                          -----------   -----------
    Net Realized Loss...................   (3,244,762)   (6,269,399)

Net change in unrealized depreciation...    3,957,187     3,849,056
                                          -----------   -----------

    Net Gain (Loss).....................      712,425    (2,420,343)
                                          -----------   -----------

Net Increase (Decrease).................  $   649,417   $(2,500,280)
                                          ===========   ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Fund of Funds
FINANCIAL STATEMENTS CONTINUED

Statements of Changes in Net Assets

                                             DOMESTIC                         INTERNATIONAL
                                ----------------------------------  ----------------------------------
                                 FOR THE SIX       FOR THE YEAR      FOR THE SIX       FOR THE YEAR
                                 MONTHS ENDED         ENDED          MONTHS ENDED         ENDED
                                MARCH 31, 2003  SEPTEMBER 30, 2002  MARCH 31, 2003  SEPTEMBER 30, 2002
                                --------------  ------------------  --------------  ------------------
                                 (UNAUDITED)                         (UNAUDITED)
Increase (Decrease) in Net
 Assets:
Operations:
Net investment income
 (loss).......................   $   (63,008)      $   (73,602)      $   (79,937)      $    587,367
Net realized loss.............    (3,244,762)       (5,173,908)       (6,269,399)       (10,302,558)
Net change in unrealized
 depreciation.................     3,957,187            44,960         3,849,056          1,224,946
                                 -----------       -----------       -----------       ------------
    Net Increase (Decrease)...       649,417        (5,202,550)       (2,500,280)        (8,490,245)
                                 -----------       -----------       -----------       ------------

Dividends to Shareholders from
 Net Investment Income
Class A shares................       --                 (9,320)          --                 (20,390)
Class B shares................       --                (45,416)          --                 (96,935)
Class C shares................       --                 (1,812)          --                  (3,468)
Class D shares................       --                 (1,907)          --                (544,212)
                                 -----------       -----------       -----------       ------------
    Total Dividends...........       --                (58,455)          --                (665,005)
                                 -----------       -----------       -----------       ------------

Decrease from transactions in
 shares of beneficial
 interest.....................    (1,710,745)       (3,176,416)       (4,902,452)        (4,361,319)
                                 -----------       -----------       -----------       ------------

    Net Decrease..............    (1,061,328)       (8,437,421)       (7,402,732)       (13,516,569)

Net Assets:
Beginning of period...........    21,638,498        30,075,919        57,792,588         71,309,157
                                 -----------       -----------       -----------       ------------

End of Period:................   $20,577,170       $21,638,498       $50,389,856       $ 57,792,588
                                 ===========       ===========       ===========       ============

Accumulated net investment
 loss.........................   $   (63,008)      $  --             $   (79,937)      $  --
                                 ===========       ===========       ===========       ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley Fund of Funds
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2003 (UNAUDITED)

1. Organization and Accounting Policies
Morgan Stanley Fund of Funds (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund will invest in Class D shares of other open-end management investment companies that are either members of the Morgan Stanley Family of Funds or managed by an investment advisor that is an affiliate of Morgan Stanley Investment Advisors, Inc. (the "Investment Manager") (individually, an "Underlying Fund" and collectively, the "Underlying Funds").

The Fund, which consists of two separate portfolios ("Portfolios"), Domestic and International, was organized as a Massachusetts business trust on July 3, 1997 and commenced operations on November 25, 1997.

The investment objectives of each Portfolio are as follows:


     PORTFOLIO                                INVESTMENT OBJECTIVE
Domestic                Seeks to maximize total investment return through capital growth and income by investing in a selection of Underlying Funds which invest their assets primarily in the U.S. equity and fixed-income markets.
International           Seeks long-term capital appreciation by investing in a selection of Underlying Funds which invest their assets primarily in the international equity markets.

Each Portfolio offers Class A shares, Class B shares, Class C shares and
Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) Investments are valued at the net asset value per share of each Underlying Fund determined as of the close of the New York Stock Exchange on valuation date; and (2) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

Morgan Stanley Fund of Funds
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Repurchase Agreements -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

F. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

G. Organizational Expenses -- The Investment Manager incurred the organizational expenses of the Fund in the amount of $50,000 ($25,000 per Portfolio). Such expenses were deferred and fully amortized as of

Morgan Stanley Fund of Funds
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

November 24, 2002. The reimbursement of these expenses by the Fund were waived by the Investment Manager.

H. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Management Agreement
Pursuant to an Investment Management Agreement, the Fund pays no investment management fee. However, the Fund, through its investments in the Underlying Funds, will pay its pro rata share of the management or advisory or sub-advisory fees to the Investment Manager and /or Sub-Advisors or Advisor of the Underlying Funds.

The Investment Manager has agreed to assume all operating expenses (except for distribution fees) until December 31, 2003. At March 31, 2003, included in the Statements of Assets and Liabilities are receivables from an affiliate which represent expense reimbursements due to the Portfolios.

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised Domestic and International that such excess amounts totaled $4,018,709 and $2,519,848, respectively at March 31, 2003.

Morgan Stanley Fund of Funds
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2003, the distribution fee was accrued for Domestic and International Class A shares and Class C shares at the annual rate of 0.21% and 1.0%, and 0.21% and 1.0%, respectively.

The Distributor has informed Domestic and International that for the six months ended March 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's shares as follows: Class B shares $23,620 and $32,701, respectively; and Class C shares $287 and $134, respectively; and received $3,887 and $992, respectively, in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2003 aggregated $11,729,898 and $13,558,500, respectively, for Domestic and $8,091,756 and
$12,084,059, respectively, for International.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Funds transfer agent.

5. Federal Income Tax Status
At September 30, 2002, Domestic and International had an approximate net capital loss carryover which may be used to offset future capital gains to the extent provided by regulations:

                                     Amounts in Thousands
Available through                    --------------------
September 30,                        2009   2010   Total
-------------                        ----  ------  ------
Domestic...........................  $202  $  672  $  874
International......................    --   2,122   2,122

Capital losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. Domestic and International incurred and will elect to defer net capital losses of approximately $5,508,000 and $9,737,000, respectively, during fiscal 2002.

As of September 30, 2002, Domestic and International had temporary book/tax differences attributable to post-October losses and capital loss deferrals on wash sales.

Morgan Stanley Fund of Funds
NOTES TO FINANCIAL STATEMENTS / / MARCH 31, 2003 (UNAUDITED) CONTINUED

6. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                                              DOMESTIC                                       INTERNATIONAL
                           ------------------------------------------------------------------------------  ------------------
                                        FOR THE SIX                             FOR THE YEAR                  FOR THE SIX
                                        MONTHS ENDED                               ENDED                      MONTHS ENDED
                                       MARCH 31, 2003                        SEPTEMBER 30, 2002              MARCH 31, 2003
                           --------------------------------------  --------------------------------------  ------------------
                                        (UNAUDITED)                                                           (UNAUDITED)
                                 SHARES              AMOUNT              SHARES              AMOUNT              SHARES
                           ------------------  ------------------  ------------------  ------------------  ------------------
CLASS A
Sold.....................          101,806        $   729,713                75,172       $    657,179            3,910,086
Reinvestment of
 dividends...............        --                  --                         961              9,310            --
Redeemed.................         (100,749)          (694,870)              (69,223)          (560,442)          (3,986,561)
                             -------------        -----------        --------------       ------------       --------------
Net increase
 (decrease) --
 Class A.................            1,057             34,843                 6,910            106,047              (76,475)
                             -------------        -----------        --------------       ------------       --------------

CLASS B
Sold.....................          220,961          1,559,879             1,187,513         10,552,534              410,253
Reinvestment of
 dividends...............        --                  --                       4,265             41,116            --
Redeemed.................         (416,310)        (2,885,542)           (1,663,293)       (14,066,173)            (807,727)
                             -------------        -----------        --------------       ------------       --------------
Net decrease --
 Class B.................         (195,349)        (1,325,663)             (471,515)        (3,472,523)            (397,474)
                             -------------        -----------        --------------       ------------       --------------

CLASS C
Sold.....................           15,718            109,337               110,762            984,881              877,095
Reinvestment of
 dividends...............        --                  --                         164              1,587            --
Redeemed.................          (70,154)          (478,705)             (103,180)          (857,068)            (905,658)
                             -------------        -----------        --------------       ------------       --------------
Net increase
 (decrease) --
 Class C.................          (54,436)          (369,368)                7,746            129,400              (28,563)
                             -------------        -----------        --------------       ------------       --------------

CLASS D
Sold.....................              504              3,667                17,549            161,948            2,806,868
Reinvestment of
 dividends...............        --                  --                         151              1,459            --
Redeemed.................           (7,400)           (54,224)              (14,100)          (102,747)          (2,912,780)
                             -------------        -----------        --------------       ------------       --------------
Net increase
 (decrease) --
 Class D.................           (6,896)           (50,557)                3,600             60,660             (105,912)
                             -------------        -----------        --------------       ------------       --------------

Net decrease in Fund.....         (255,624)       $(1,710,745)             (453,259)      $ (3,176,416)            (608,424)
                             =============        ===========        ==============       ============       ==============

                                                 INTERNATIONAL
                           ----------------------------------------------------------
                              FOR THE SIX                   FOR THE YEAR
                              MONTHS ENDED                     ENDED
                             MARCH 31, 2003              SEPTEMBER 30, 2002
                           ------------------  --------------------------------------
                              (UNAUDITED)
                                 AMOUNT              SHARES              AMOUNT
                           ------------------  ------------------  ------------------
CLASS A
Sold.....................     $ 28,854,363            2,418,173       $ 20,137,497
Reinvestment of
 dividends...............        --                       2,074             19,330
Redeemed.................      (29,662,332)          (2,360,184)       (19,893,914)
                              ------------       --------------       ------------
Net increase
 (decrease) --
 Class A.................         (807,969)              60,063            262,913
                              ------------       --------------       ------------
CLASS B
Sold.....................        3,007,785            1,667,175         14,716,815
Reinvestment of
 dividends...............        --                       9,243             84,480
Redeemed.................       (5,909,331)          (2,260,317)       (19,832,981)
                              ------------       --------------       ------------
Net decrease --
 Class B.................       (2,901,546)            (583,899)        (5,031,686)
                              ------------       --------------       ------------
CLASS C
Sold.....................        6,552,232              814,863          7,122,686
Reinvestment of
 dividends...............        --                         340              3,113
Redeemed.................       (6,780,578)            (860,214)        (7,614,353)
                              ------------       --------------       ------------
Net increase
 (decrease) --
 Class C.................         (228,346)             (45,011)          (488,554)
                              ------------       --------------       ------------
CLASS D
Sold.....................       21,350,599            3,764,030         33,184,373
Reinvestment of
 dividends...............        --                      48,416            453,172
Redeemed.................      (22,315,190)          (3,694,852)       (32,741,537)
                              ------------       --------------       ------------
Net increase
 (decrease) --
 Class D.................         (964,591)             117,594            896,008
                              ------------       --------------       ------------
Net decrease in Fund.....     $ (4,902,452)            (451,253)      $ (4,361,319)
                              ============       ==============       ============

Morgan Stanley Fund of Funds - Domestic
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:


                      NET ASSET     NET                                                                   TOTAL
                        VALUE    INVESTMENT   NET REALIZED   TOTAL FROM                DISTRIBUTIONS    DIVIDENDS
YEAR ENDED            BEGINNING    INCOME    AND UNREALIZED  INVESTMENT  DIVIDENDS TO       TO             AND
SEPTEMBER 30          OF PERIOD   (LOSS)++    GAIN (LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS   DISTRIBUTIONS
------------          ---------  ----------  --------------  ----------  ------------  -------------  -------------
DOMESTIC
CLASS A
1998*...............   $10.00      $ 0.21        $(0.44)       $(0.23)      $(0.05)       --              $(0.05)
1999................     9.72        0.46          1.93          2.39        (0.36)       $(0.21)          (0.57)
2000................    11.54        0.38          1.83          2.21        (0.29)        (1.09)          (1.38)
2001................    12.37        0.11         (3.21)        (3.10)       (0.31)        (0.79)          (1.10)
2002................     8.17        0.05         (1.45)        (1.40)       (0.08)       --               (0.08)
2003**..............     6.69        0.01          0.23          0.24       --            --              --
CLASS B
1998*...............    10.00        0.14         (0.42)        (0.28)       (0.05)       --               (0.05)
1999................     9.67        0.35          1.94          2.29        (0.29)        (0.21)          (0.50)
2000................    11.46        0.30          1.81          2.11        (0.20)        (1.09)          (1.29)
2001................    12.28        0.01         (3.16)        (3.15)       (0.25)        (0.79)          (1.04)
2002................     8.09       (0.02)        (1.44)        (1.46)       (0.01)       --               (0.01)
2003**..............     6.62       (0.02)         0.23          0.21       --            --              --
CLASS C
1998*...............    10.00        0.13         (0.41)        (0.28)       (0.05)       --               (0.05)
1999................     9.67        0.40          1.94          2.34        (0.28)        (0.21)          (0.49)
2000................    11.52        0.31          1.80          2.11        (0.25)        (1.09)          (1.34)
2001................    12.29        0.01         (3.17)        (3.16)       (0.26)        (0.79)          (1.05)
2002................     8.08       (0.02)        (1.42)        (1.44)       (0.01)       --               (0.01)
2003**..............     6.63       (0.02)         0.23          0.21       --            --              --
CLASS D
1998*...............    10.00        0.22         (0.43)        (0.21)       (0.05)       --               (0.05)
1999................     9.74        0.46          1.96          2.42        (0.39)        (0.21)          (0.60)
2000................    11.56        0.48          1.75          2.23        (0.31)        (1.09)          (1.40)
2001................    12.39        0.13         (3.21)        (3.08)       (0.33)        (0.79)          (1.12)
2002................     8.19        0.07         (1.45)        (1.38)       (0.10)       --               (0.10)
2003**..............     6.71        0.01          0.24          0.25       --            --              --

---------------------

  * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.
 **   FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED).
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                            RATIOS TO AVERAGE NET ASSETS   RATIOS TO AVERAGE NET ASSETS
                                                                (AFTER EXPENSES WERE           (BEFORE EXPENSES WERE
                                                                   ASSUMED) (3)(4)                ASSUMED) (3)(4)
                                                            -----------------------------  -----------------------------
                      NET ASSET                 NET ASSETS                      NET                            NET
                        VALUE                     END OF                     INVESTMENT                     INVESTMENT    PORTFOLIO
YEAR ENDED             END OF        TOTAL        PERIOD                       INCOME                         INCOME      TURNOVER
SEPTEMBER 30           PERIOD       RETURN+      (000'S)      EXPENSES         (LOSS)        EXPENSES         (LOSS)        RATE
------------          ---------  -------------  ----------  -------------  --------------  -------------  --------------  ---------
DOMESTIC
CLASS A
1998*...............   $ 9.72        (2.33)%(1)  $ 1,359        0.22%(2)        2.21%(2)       1.15%(2)        1.28%(2)      227%(1)
1999................    11.54        25.00         1,097        0.23            3.92           0.67            3.48          295
2000................    12.37        20.16         1,493        0.24            3.35           0.67            2.92          434
2001................     8.17       (27.24)          976        0.23            0.91           0.57            0.57          177
2002................     6.69       (17.44)          846        0.24            0.50           0.63            0.11          163
2003**..............     6.93         3.59(1)        883        0.21(2)         0.18(2)        0.68(2)        (0.29)(2)       54(1)
CLASS B
1998*...............     9.67        (2.83)(1)    24,338        0.92(2)         1.51(2)        1.90(2)         0.53(2)       227(1)
1999................    11.46        23.96        26,007        1.00            3.15           1.44            2.71          295
2000................    12.28        19.29        28,974        1.00            2.59           1.43            2.16          434
2001................     8.09       (27.79)       26,364        1.00            0.14           1.34           (0.20)         177
2002................     6.62       (18.05)       18,474        1.00           (0.26)          1.39           (0.65)         163
2003**..............     6.83         3.17(1)     17,722        1.00(2)        (0.61)(2)       1.47(2)        (1.08)(2)       54(1)
CLASS C
1998*...............     9.67        (2.83)(1)     1,702        0.92(2)         1.51(2)        1.90(2)         0.53(2)       227(1)
1999................    11.52        24.55         1,364        0.54            3.61           0.98            3.17          295
2000................    12.29        19.23         1,954        1.00            2.59           1.43            2.16          434
2001................     8.08       (27.79)        2,643        1.00            0.14           1.34           (0.20)         177
2002................     6.63       (18.00)        2,218        1.00           (0.26)          1.39           (0.65)         163
2003**..............     6.84         3.17(1)      1,916        1.00(2)        (0.61)(2)       1.47(2)        (1.08)(2)       54(1)
CLASS D
1998*...............     9.74        (2.13)(1)        12       --               2.43(2)        0.90(2)         1.53(2)       227(1)
1999................    11.56        25.28            15       --               4.15           0.44            3.71          295
2000................    12.39        20.39            37       --               3.59           0.43            3.16          434
2001................     8.19       (27.07)           93       --               1.14           0.34            0.80          177
2002................     6.71       (17.18)          100       --               0.74           0.39            0.35          163
2003**..............     6.96         3.73(1)         56       --               0.39(2)        0.47(2)        (0.08)(2)       54(1)

---------------------

  * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.
 **   FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED).
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

Morgan Stanley Fund of Funds - International
FINANCIAL HIGHLIGHTS CONTINUED


                      NET ASSET     NET                                                                   TOTAL
                        VALUE    INVESTMENT   NET REALIZED   TOTAL FROM                DISTRIBUTIONS    DIVIDENDS
YEAR ENDED            BEGINNING    INCOME    AND UNREALIZED  INVESTMENT  DIVIDENDS TO       TO             AND
SEPTEMBER 30          OF PERIOD   (LOSS)++    GAIN (LOSS)    OPERATIONS  SHAREHOLDERS  SHAREHOLDERS   DISTRIBUTIONS
------------          ---------  ----------  --------------  ----------  ------------  -------------  -------------
INTERNATIONAL
CLASS A
1998*...............   $10.00      $ 0.05        $(0.88)       $(0.83)      $(0.09)       --              $(0.09)
1999................     9.08        0.10          3.56          3.66       --            --              --
2000................    12.74        0.03          0.85          0.88        (0.04)       $(0.99)          (1.03)
2001................    12.59        0.09         (3.74)        (3.65)       (0.07)        (0.12)          (0.19)
2002................     8.75        0.08         (1.24)        (1.16)       (0.11)       --               (0.11)
2003**..............     7.48       --            (0.41)        (0.41)      --            --              --
CLASS B
1998*...............    10.00        0.03         (0.91)        (0.88)       (0.09)       --               (0.09)
1999................     9.03        0.02          3.51          3.53       --            --              --
2000................    12.56       (0.08)         0.86          0.78        (0.01)        (0.99)          (1.00)
2001................    12.34        0.01         (3.67)        (3.66)       (0.05)        (0.12)          (0.17)
2002................     8.51        0.03         (1.22)        (1.19)       (0.03)       --               (0.03)
2003**..............     7.29       (0.03)        (0.39)        (0.42)      --            --              --
CLASS C
1998*...............    10.00        0.04         (0.92)        (0.88)       (0.09)       --               (0.09)
1999................     9.03        0.07          3.51          3.58       --            --              --
2000................    12.61       (0.08)         0.86          0.78        (0.03)        (0.99)          (1.02)
2001................    12.37        0.02         (3.69)        (3.67)       (0.05)        (0.12)          (0.17)
2002................     8.53        0.03         (1.23)        (1.20)       (0.01)       --               (0.01)
2003**..............     7.32       (0.03)        (0.39)        (0.42)      --            --              --
CLASS D
1998*...............    10.00        0.14         (0.96)        (0.82)       (0.09)       --               (0.09)
1999................     9.09        0.23          3.46          3.69       --            --              --
2000................    12.78        0.04          0.89          0.93        (0.06)        (0.99)          (1.05)
2001................    12.66        0.12         (3.78)        (3.66)       (0.08)        (0.12)          (0.20)
2002................     8.80        0.11         (1.25)        (1.14)       (0.13)       --               (0.13)
2003**..............     7.53        0.00         (0.40)        (0.40)      --            --              --

---------------------

  * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.
 **   FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED).
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

                       SEE NOTES TO FINANCIAL STATEMENTS

                                                            RATIOS TO AVERAGE NET ASSETS   RATIOS TO AVERAGE NET ASSETS
                                                                (AFTER EXPENSES WERE           (BEFORE EXPENSES WERE
                                                                   ASSUMED) (3)(4)                ASSUMED) (3)(4)
                                                            -----------------------------  -----------------------------
                      NET ASSET                 NET ASSETS                      NET                            NET
                        VALUE                     END OF                     INVESTMENT                     INVESTMENT    PORTFOLIO
YEAR ENDED             END OF        TOTAL        PERIOD                       INCOME                         INCOME      TURNOVER
SEPTEMBER 30           PERIOD       RETURN+      (000'S)      EXPENSES         (LOSS)        EXPENSES         (LOSS)        RATE
------------          ---------  -------------  ----------  -------------  --------------  -------------  --------------  ---------
INTERNATIONAL
CLASS A
1998*...............   $ 9.08        (8.36)%(1)  $   596        0.25%(2)        1.01%(2)       6.16%(2)       (4.90)%(2)     135%(1)
1999................    12.74        40.31         1,074        0.24            0.91           1.34           (0.19)         154
2000................    12.59         6.19         3,366        0.24            0.12           0.60           (0.24)          85
2001................     8.75       (29.38)        1,629        0.16            0.93           0.42            0.67           22
2002................     7.48       (13.46)        1,843        0.24            1.04           0.57            0.71           22
2003**..............     7.07        (5.48)(1)     1,201        0.21(2)        (0.10)(2)       0.57(2)        (0.46)(2)       14(1)
CLASS B
1998*...............     9.03        (8.87)(1)     3,241        0.94(2)         0.32(2)        6.91(2)        (5.65)(2)      135(1)
1999................    12.56        39.09         6,615        1.00            0.15           2.10           (0.95)         154
2000................    12.34         5.48        43,697        1.00           (0.64)          1.36           (1.00)          85
2001................     8.51       (30.01)       29,980        1.00            0.09           1.26           (0.17)          22
2002................     7.29       (14.07)       21,423        1.00            0.28           1.33           (0.05)          22
2003**..............     6.87        (5.76)(1)    17,455        1.00(2)        (0.89)(2)       1.36(2)        (1.25)(2)       14(1)
CLASS C
1998*...............     9.03        (8.87)(1)       105        0.92(2)         0.34(2)        6.91(2)        (5.65)(2)      135(1)
1999................    12.61        39.65           442        0.77            0.38           1.87           (0.72)         154
2000................    12.37         5.46         4,246        1.00           (0.64)          1.36           (1.00)          85
2001................     8.53       (30.02)        2,512        1.00            0.09           1.26           (0.17)          22
2002................     7.32       (14.07)        1,826        0.98            0.30           1.31           (0.03)          22
2003**..............     6.90        (5.74)(1)     1,523        1.00(2)        (0.89)(2)       1.36(2)        (1.25)(2)       14(1)
CLASS D
1998*...............     9.09        (8.26)(1)        11       --               1.26(2)        5.91(2)        (4.65)(2)      135(1)
1999................    12.78        40.59           564       --               1.15           1.10            0.05          154
2000................    12.66         6.56        43,645       --               0.36           0.36            0.00           85
2001................     8.80       (29.31)       37,188       --               1.09           0.26            0.83           22
2002................     7.53       (13.20)       32,701       --               1.28           0.33            0.95           22
2003**..............     7.13        (5.31)(1)    30,210       --               0.11(2)        0.36(2)        (0.25)(2)       14(1)

---------------------

  * FOR THE PERIOD NOVEMBER 25, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH SEPTEMBER 30, 1998.
 **   FOR THE SIX MONTHS ENDED MARCH 31, 2003 (UNAUDITED).
 ++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
  + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
 (1)  NOT ANNUALIZED.
 (2)  ANNUALIZED.
 (3) DOES NOT INCLUDE ANY EXPENSES INCURRED AS A RESULT OF INVESTMENT IN THE UNDERLYING FUNDS.
 (4) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.

TRUSTEES                                              [Morgan Stanley Logo]
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
                                                            [GRAPHIC]
OFFICERS
Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Joseph J. McAlinden
Vice President

Ronald E. Robison
Vice President

Thomas F. Caloia
Treasurer

Francis Smith
Vice President and Chief Financial Officer

TRANSFER AGENT                                           Morgan Stanley
Morgan Stanley Trust                                     Fund of Funds
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling
(800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Funds are distributed by Morgan Stanley Distributors Inc.

Morgan Stanley Distributors Inc., member NASD.               SEMIANNUAL REPORT
                                                             MARCH 31, 2003
36016RPT-10926E03-AP-5/03

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